Leases and Restricted Cash - Restricted Cash - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Capital Lease Obligations [Abstract]
Restricted cash on deposits relating to certain term loans, collateral cross currency swaps, project tenders, leasing arrangements, dry-docking expenditures and emergency repairs	$ 111.5	$ 46.0